Schedule of Delinquent Participant Contributions (Details) - EBP 002 - USD ($)	1 Months Ended																																																12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Plan number																																																	002
Entity tax identification number																																																	13-4994650
Contributions Not Corrected	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Contributions Corrected Outside VFCP	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0
Contributions Pending Correction in VFCP	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 90,452	$ 141,526	$ 187,959	$ 121,615	$ 2,301,563	$ 130,083	$ 137,759	$ 81,191	$ 92,660	$ 3,710,773	$ 120,910	$ 124,469	$ 63,505	$ 26,194	$ 66,504	$ 247,527	$ 241,118	$ 169,842	$ 169,653	$ 2,421,447	$ 99,025	$ 96,760	$ 277,504	$ 224,856	$ 196,245	$ 122,123	$ 134,698	$ 226,982	$ 362,264	$ 473,378	$ 217,997	$ 82,611	$ 2,826,192	$ 109,099	$ 365,257	$ 676,827	$ 130,965	$ 190,211	$ 281,778	$ 384,921	$ 377,493	$ 354,101		$ 2,973,198	$ 5,082,452	$ 4,804,935	$ 5,997,452